Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Conversion of principal and interest	$ 807,930
Convertible notes, par value	$ 0.0042
Issued shares	198,046,241
Purchase agreements description		the Company entered into two securities purchase agreement (the “Purchase Agreements”) with a single institutional investor (the “Purchaser”) resulting in the raise of $1,500,000 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreements, the Company agreed to sell, in a registered director offering, an aggregate of 300,000,000 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a purchase price of $0.005 per Share (the “Offering”). The Offerings closed on September 15, 2021 and September 27, 2021, respectively
Convertible debt principal amount		$ 115,000
Number of common stock vested shares issued			4,250,000
Common Stock Warrant [Member]
Common stock, par value	$ 0.0001
Issued shares	6,587,229
Consultants
Common stock, par value		$ 0.0001
Number of common stock vested shares issued		31,500,000
Stock valued		$ 362,250
Shares issued, average price per share		$ 0.0115	$ 0.009
Directors And Officers [Member]
Common stock, par value		$ 0.0001
Number of common stock vested shares issued		30,000,000
Stock valued		$ 345,000
Shares issued, average price per share		$ 0.0115